Borrowings - Debt Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	$ 3,841,709
Not later than one year
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	258,262
Later than one year and not later than three years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	812,825
Later than three years and not later than five years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	1,574,258
Later than five years
Borrowings Repayment Schedule / Total
Borrowings before unamortised costs	$ 1,196,364
Average
Borrowings Repayment Schedule / Total
Interest rate	3.72%	5.05%